Group Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Information about Subsidiaries

The consolidated financial statements of the Group include the following subsidiaries:

			% equity interest
Name	Country of incorporation	Registered office	December 31, 2020	December 31, 2019
BioNTech RNA Pharmaceuticals GmbH	Germany	Mainz	100%	100%
BioNTech Delivery Technologies GmbH	Germany	Halle	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Europe GmbH (previously BioNTech Small Molecules GmbH)	Germany	Mainz	100%	100%
BioNTech Manufacturing GmbH (previously BioNTech IVAC GmbH)	Germany	Mainz	100%	100%
BioNTech Manufacturing Marburg GmbH	Germany	Marburg	100%	n/a
BioNTech Austria Beteiligungen GmbH	Austria	Vienna	100%	100%
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar-Oberstein	100%	100%
reSano GmbH (previously reBOOST Management GmbH)	Germany	Mainz	100%	100%
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
JPT Peptide Technologies Inc.	United States	Cambridge (previously Acton)	100%	100%
BioNTech USA Holding, LLC	United States	Cambridge (previously New York)	100%	100%
BioNTech Research and Development, Inc.	United States	Cambridge (previously New York)	100%	100%
BioNTech US Inc.	United States	Cambridge	100%	n/a
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd	Singapore	Singapore	100%	n/a
BioNTech UK Limited	United Kingdom	Reading	100%	n/a
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	100%
BioNTech Real Estate Holding GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Verwaltungs GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate An der Goldgrube GmbH & Co. KG	Germany	Holzkirchen	100%	n/a
BioNTech Real Estate Haus Vier GmbH & Co. KG	Germany	Holzkirchen	100%	n/a
BioNTech Real Estate Adam Opel Straße GmbH & Co. KG	Germany	Holzkirchen	100%	n/a

Summary of Information about Parent Company

ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of the following percentage of ordinary shares in BioNTech at the dates as indicated. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which enabled it to exercise the majority of voting rights to pass resolutions at BioNTech’s Annual General Meeting, or AGM.

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2020	December 31, 2019
AT Impf GmbH	Germany	Munich	47.37%	50.33%

Summary of Information about Entity with Significant Influence Over Group

Medine GmbH, Mainz owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2020	December 31, 2019
Medine GmbH	Germany	Mainz	17.25%	18.38%